Accounts Payable and Accrued Expenses and Accounts payable – Related Party (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities

	September 30, 2022	December 31, 2021
	(Unaudited)

Accounts payable	$239,467	$251,404
Accounts payable – related party	53,275	124,370
Accrued expenses	272,916	385,776
Accrued legal costs	349,726	253,901
Accrued salary	113,050	50,228
Accounts payable and accrued expenses and accounts payable – related party	$1,028,434	$1,065,679

	December 31, 2021	December 31, 2020

Accrued expenses	$385,776	$223,671
Accounts payable	375,774	330,095
Accrued legal costs	253,901	348,460
Accrued salary and payroll taxes	50,228	—
Total	$1,065,679	$902,226